Research and Development - Summary of Research and Development Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Material income and expense [abstract]
Research and development expenditures incurred during the reporting period	¥ 976,366	¥ 852,067	¥ 804,025
Amount capitalized	(207,519)	(120,811)	(159,174)
Amortization and impairment losses of capitalized development costs	154,780	149,659	142,205
Total	¥ 923,627	¥ 880,915	¥ 787,056